COST OF SALES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES

	Years ended December 31,
	2017	2016
Operating costs[1]	$632.3	$580.2
Royalties	44.3	43.4
Depreciation expense[2]	265.4	261.3
	$942.0	$884.9

1	Operating costs include mine production, transport and smelter costs, and site administrative expenses.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.